Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	144,150.82
Total Transaction Valuation	1,043,814,785.50
Total Offset Amount	0.00
Net Fee	$ 144,150.82
Offering Table N/A
Offset Table N/A	N/A